Restatement of Interim Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2025
Restatement of Interim Financial Information (Unaudited)
Restatement of Interim Financial Information (Unaudited)

Note 12: Restatement of Interim Financial Information (Unaudited)

As described in Note 2, the Company identified errors related to certain inputs and assumptions used in the valuation models for its SAFE Notes and stock-based compensation expense. These errors resulted in an overstatement of the fair value of SAFE Notes and an understatement of stock-based compensation expense in previously issued financial statements.

The Company has restated the previously issued quarterly (unaudited) financial data for the six-month periods ended June 30, 2024 and 2025, and the three- and nine-month periods ended September 30, 2024 and 2025, to correct these errors. The impacts of the restatement on the Company’s interim Consolidated Balance Sheets, Consolidated Statements of Operations, Consolidated Statements of Stockholders’ Equity (Deficit) and Consolidated Statements of Cash Flows for each of the affected quarterly periods are presented below. The misstatements did not have a material impact on reported cash flows during the period, as the valuations pertained to non-cash transactions.

Consolidated Balance Sheet – As of June 30, 2025

	As Previously Reported	Adjustment	As Restated
SAFE Notes subscription receivable	$—	$33,000	$33,000
Total assets	$4,926,231	$33,000	$4,959,231
Liabilities
SAFE Notes	$20,463,632	$(4,917,505)	$15,546,127
Total liabilities	$20,564,519	$(4,917,505)	$15,647,014
Total stockholders’ deficit	$(15,638,288)	$4,950,505	$(10,687,783)

Consolidated Balance Sheet – As of September 30, 2025

	As Previously Reported	Adjustment	As Restated
SAFE Notes subscription receivable	$—	$28,000	$28,000
Total assets	$30,524,544	$28,000	$30,552,544
Liabilities
SAFE Notes	$—	$—	$—
Total liabilities	$605,325	$138,977	$744,302
Total stockholders’ equity	$29,919,219	$(110,977)	$29,808,242

Consolidated Statement of Operations – For the six months ended June 30, 2024

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$752,535	$892,601	$1,645,136
Research and development expenses	$135,930	$77,832	$213,762
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(1,251,721)	$1,409,741	$158,020
Net loss	$(2,129,151)	$439,308	$(1,689,843)
Basic and diluted weighted average shares outstanding of common stock	658,569	4,826,068	5,484,637
Basic and diluted net loss per share of common stock	$(3.23)	$2.92	$(0.31)

Consolidated Statement of Operations – For the three months ended September 30, 2024

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$486,151	$101,016	$587,167
Research and development expenses	$219,478	$(72,754)	$146,724
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(1,248,279)	$752,928	$(495,351)
Net loss	$(1,944,963)	$724,667	$(1,220,296)
Basic and diluted weighted average shares outstanding of common stock	16,182,268	(2,992,451)	13,189,817
Basic and diluted net loss per share of common stock	$(0.12)	$0.03	$(0.09)

Consolidated Statement of Operations – For the nine months ended September 30, 2024

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$1,238,686	$993,617	$2,232,303
Research and development expenses	$355,408	$5,078	$360,486
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(2,500,000)	$2,162,669	$(337,331)
Net loss	$(4,074,114)	$1,163,975	$(2,910,139)
Basic and diluted weighted average shares outstanding of common stock	13,006,041	(4,329,737)	8,676,304
Basic and diluted net loss per share of common stock	$(0.31)	$(0.02)	$(0.33)

Consolidated Statement of Operations – For the six months ended June 30, 2025

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$2,718,780	$(450,018)	$2,268,762
Research and development expenses	$780,517	$769,258	$1,549,775
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(3,638,167)	$519,225	$(3,118,942)
Net loss	$(7,136,460)	$199,985	$(6,936,475)
Basic and diluted weighted average shares outstanding of common stock	16,237,748	(2,180,399)	14,057,349
Basic and diluted net loss per share of common stock	$(0.44)	$(0.05)	$(0.49)

Consolidated Statement of Operations – For the three months ended September 30, 2025

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$6,700,416	$93,626	$6,794,042
Research and development expenses	$2,104,021	$(183,649)	$1,920,372
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(31,601,632)	$(5,113,475)	$(36,715,107)
Net loss	$(40,390,883)	$(5,023,452)	$(45,414,335)
Basic and diluted weighted average shares outstanding of common stock	31,316,149	(7,881,883)	23,434,266
Basic and diluted net loss per share of common stock	$(1.29)	$(0.65)	$(1.94)

Consolidated Statement of Operations – For the nine months ended September 30, 2025

	As Previously Reported	Adjustment	As Restated
Operating expenses:
General and administrative expenses	$9,419,196	$(356,392)	$9,062,804
Research and development expenses	$2,884,538	$585,609	$3,470,147
Other non-operating income (expense):
Change in fair value of SAFE Notes	$(35,239,799)	$(4,594,250)	$(39,834,049)
Net loss	$(47,527,343)	$(4,823,467)	$(52,350,810)
Basic and diluted weighted average shares outstanding of common stock	21,282,445	(3,891,242)	17,391,203
Basic and diluted net loss per share of common stock	$(2.23)	$(0.78)	$(3.01)

Consolidated Statement of stockholders’ equity (deficit) for six months ended June 30, 2024

	As Previously Reported	Adjustment	As Restated
Balance at December 31, 2023	$(630,192)	$1,090,453	$460,261
Stock-based compensation	140,730	965,135	1,105,865
Net loss	(2,129,151)	439,308	(1,689,843)
Balance at June 30, 2024	$(2,618,613)	$2,494,896	$(123,717)

Consolidated Statement of stockholders’ equity (deficit) for nine months ended September 30, 2024

	As Previously Reported	Adjustment	As Restated
Balance at December 31, 2023	$(630,192)	$1,090,453	$460,261
Stock-based compensation	145,273	993,302	1,138,575
Net loss	(4,074,114)	1,163,975	(2,910,139)
Balance at September 30, 2024	$(4,559,033)	$3,247,730	$(1,311,303)

Consolidated Statement of stockholders’ equity (deficit) for three months ended September 30, 2024

	As Previously Reported	Adjustment	As Restated
Balance at June 30, 2024	$(2,618,613)	$2,494,896	$(123,717)
Stock-based compensation	4,543	28,167	32,710
Net loss	(1,944,963)	724,667	(1,220,296)
Balance at September 30, 2024	$(4,559,033)	$3,247,730	$(1,311,303)

Consolidated Statement of stockholders’ equity (deficit) for six months ended June 30, 2025

	As Previously Reported	Adjustment	As Restated
Balance at December 31, 2024	$(8,513,101)	$4,431,280	$(4,081,821)
Stock-based compensation	11,273	216,400	227,673
Net loss	(7,136,460)	199,985	(6,936,475)
Balance at June 30, 2025	$(15,638,288)	$4,847,665	$(10,790,623)

Consolidated Statement of stockholders’ equity (deficit) for nine months ended September 30, 2025

	As Previously Reported	Adjustment	As Restated
Balance at December 31, 2024	$(8,513,101)	$4,431,280	$(4,081,821)
Stock-based compensation	5,567,153	97,296	5,664,449
Issuance of Common Stock upon conversion of SAFE Notes	53,328,419	182,815	53,511,234
Net loss	(47,527,343)	(4,823,467)	(52,350,810)
Balance at September 30, 2025	$29,919,219	$(110,977)	$29,808,242

Consolidated Statement of stockholders’ equity (deficit) for three months ended September 30, 2025

	As Previously Reported	Adjustment	As Restated
Balance at June 30, 2025	$(15,638,288)	$4,848,486	$(10,789,802)
Stock-based compensation	5,555,880	(119,104)	5,436,776
Issuance of Common Stock upon conversion of SAFE Notes	53,328,419	182,815	53,511,234
Net loss	(40,390,883)	(5,023,451)	(45,414,334)
Balance at September 30, 2025	$29,919,219	$(110,977)	$29,808,242

Consolidated Statement of cash flows for the six months ended June 30, 2024

	As Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Net loss	$(2,129,151)	$439,308	$(1,689,843)
Change in fair value of SAFE Notes	1,251,721	(1,409,741)	(158,020)
Stock-based compensation	135,432	970,433	1,105,865

Consolidated Statement of cash flows for the nine months ended September 30, 2024

	As Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Net loss	$(4,074,114)	$1,163,975	$(2,910,139)
Change in fair value of SAFE Notes	2,500,000	(2,004,649)	495,351
Stock-based compensation	139,880	998,695	1,138,575

Consolidated Statement of cash flows for the six months ended June 30, 2025

	As Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Net loss	$(7,136,460)	$199,985	$(6,936,475)
Change in fair value of SAFE Notes	3,638,167	(519,225)	3,118,942
Stock-based compensation	10,452	217,221	227,673

Consolidated Statement of cash flows for the nine months ended September 30, 2025

	As Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Net loss	$(47,527,343)	$(4,823,467)	$(52,350,810)
Change in fair value of SAFE Notes	35,239,799	4,594,250	39,834,049
Stock-based compensation	5,567,153	97,296	5,664,449